WASATCH FUNDS TRUST

Supplement dated February 26, 2026 to the

Prospectus dated January 31, 2026

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch Global Small Cap Value Fund™	WACVX	WGCVX
Wasatch Global Value Fund®	FMIEX	WILCX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX
Wasatch International Select Fund®	WAISX	WGISX
Wasatch International Small Cap Value Fund™	WASVX	WGSVX
Wasatch International Value Fund™	WAIVX	WGIVX
Wasatch Long/Short Alpha Fund®	WALSX	WGLSX
Wasatch Micro Cap Fund®	WMICX	WGICX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX
Wasatch Ultra Growth Fund®	WAMCX	WGMCX
Wasatch U.S. Select Fund®	WAUSX	WGUSX
Wasatch-Hoisington U.S. Treasury Fund®	WHOSX	-

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Prospectus (the “Prospectus”) for Investor Class and Institutional Class shares dated January 31, 2026. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective immediately, the section entitled “Dividends” in the section “Wasatch Funds—DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES” on page 256 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Dividends

Dividends from stocks and interest earned from other investments are the Funds’ main sources of investment income. It is intended that substantially all of the Global Value, International Value and U.S. Treasury Funds’ net investment income (income less expenses) will be distributed quarterly as dividends to shareholders. For the Equity Funds (except the Global Value Fund and the International Value Fund), it is intended that substantially all of such Funds’ net investment income (income less expenses), if any, will be distributed at least annually as dividends to shareholders. As noted below, the Equity Funds, except the Global Value Fund and International Value Fund, expect that, as a result of their objectives and strategies, distributions (if any) will consist primarily of capital gains.